Subsidiaries (Schedule of Assets Acquired and Liabilities Assumed) (Details) - Estrella Cooperatief BA [Member] $ in Thousands	Jan. 22, 2016 USD ($)
Disclosure of subsidiaries [line items]
Property, plant and equipment	$ 392,495
Intangibles	195,148
Deferred income tax assets, net	20,289
Trade receivables, net	100,508
Cash and cash equivalent	60,227
Other assets	22,457
Credit from bank and others	(288,290)
Deferred income tax liabilities	(54,642)
Trade payables	(108,193)
Guarantee deposits from customers	(51,072)
Other liabilities	(39,418)
Total identifiable net assets acquired	$ 249,509